Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) (Parentheticals) - shares	Dec. 31, 2017	Dec. 31, 2016
Treasury stock, shares (in shares)	4,631,124	4,639,739
Parent Company [Member]
Treasury stock, shares (in shares)	4,631,124	4,639,739